UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21466
HYPERION COLLATERALIZED SECURITIES FUND, INC.
(Exact name of registrant as specified in charter)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
HYPERION COLLATERALIZED SECURITIES FUND, INC.
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: July 31, 2006

Item 1. Reports to Shareholders.

HYPERION
COLLATERALIZED
SECURITIES FUND,
INC.
Annual Report
July 31, 2006

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by assets category as of July 31, 2006.

HYPERION COLLATERALIZED SECURITIES FUND, INC.

Portfolio Of Investments As Of July 31, 2006*

* As a percentage of total investments.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES – 94.1%
Ace Securities Corp.

Series 2005-WF1, Class M7(a)	6.52	%†	05/25/35	$4,550	$4,574,434
Aerco Ltd.

Series 1X, Class A2	5.69	†	07/15/23	2,138	2,111,202

Series 2A, Class A3*	5.83	†	07/15/25	28,239	24,479,646

					26,590,848

Aircraft Finance Trust

Series 1999-1A, Class A1*(a)	5.85	†	05/15/24	16,250	11,293,750

Series 1999-1A, Class A2*	5.87	†	05/15/24	12,999	12,218,736

					23,512,486

Airplanes Pass Through Trust

Series 1R, Class A8	5.74	†	03/15/19	32,803	31,490,735
Ameriquest Finance NIM Trust

Series 2002-N4A, Class Note*	10.33		09/25/32	290	58,056
Apidos CDO

Series 2005-2A, Class B*	6.29	†	12/21/18	10,000	10,020,000
Asset Backed Funding Certificates

Series 2005-WMC1, Class M7(a)	6.51	†	06/25/35	8,604	8,630,475

Series 2004-FF1, Class M4(a)	7.89	†	07/25/33	3,000	3,034,107

Series 2005-WF1, Class M10(a)	8.64	†	01/25/35	2,934	2,740,453

Series 2004-FF1, Class M6(a)	8.89	†	12/25/32	2,200	2,124,764

Series 2004-FF1, Class M7(a)	8.89	†	07/25/32	3,000	2,870,823

					19,400,622

Asset Backed Securities Corp Home Equity

Series 2006-HE5, Class M7(a)	6.27	†	07/25/36	499	498,069

Series 2006-HE3, Class M6(a)	6.39	†	03/25/36	4,515	4,526,418

Series 2006-HE5, Class M9(a)	7.22	†	07/25/36	987	987,000

Series 2006-HE5, Class M10*(a)	7.87	†	07/25/36	4,595	4,099,733

Series 2006-HE3, Class M9(a)	7.89	†	03/25/36	1,500	1,338,779

					11,449,999

Aviation Capital Group Trust

Series 2000-1A, Class A1*	5.85	†	11/15/25	8,498	7,345,724
Bayview Commercial Asset Trust

Series 2006-2A, Class B3*(a)	8.09	†	07/25/36	2,832	2,833,677

Series 2006-1A, Class B3*(a)	8.34	†	04/25/36	3,547	3,549,879

Series 2005-3A, Class B3*(a)	8.39	†	11/25/35	5,913	5,957,820

Series 2004-3, Class B2*(a)	8.74	†	01/25/35	2,835	2,984,090

Series 2005-1A, Class B3*(a)	9.89	†	04/25/35	5,412	5,573,754

					20,899,220

Bayview Financial Acquisition Trust

Series 2006-A, Class M1(a)	5.79	†	02/28/41	3,000	3,017,094

Series 2006-A, Class M2(a)	5.83	†	02/28/41	5,000	5,028,460

Series 2005-C, Class B1(a)	6.54	†	06/28/44	1,537	1,546,548

Series 2005-C, Class B2(a)	6.69	†	06/28/44	1,230	1,241,371

Series 2006-A, Class B1(a)	6.69	†	02/28/41	4,798	4,849,531

Series 2006-A, Class B2(a)	6.99	†	02/28/41	5,459	5,361,797

Series 2005-C, Class B3(a)	7.14	†	06/28/44	3,037	3,036,982

					24,081,783

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Centex Home Equity

Series 2005-B, Class M1(a)	5.79	%†	03/25/35	$6,000	@	$6,023,892
Citigroup Mortgage Loan Trust, Inc.

Series 2005-OPT4, Class M10(a)	8.39	†	07/25/35	1,640		1,546,935

Series 2005-OPT4, Class M11(a)	8.39	†	07/25/35	3,908		3,426,370

						4,973,305

Conseco Financial Securitizations Co.

Series 2002-1, Class M1A	7.40	†	12/01/33	16,500		13,695,000
Countrywide Asset-Backed Certificates

Series 2005-9N, Class N*	5.50		10/25/35	4,594		4,531,698

Series 2005-13N, Note*	6.00		11/25/36	2,694		2,681,736

						7,213,434

Encore Credit Receivables NIM Trust

Series 2005-4, Class A*	4.50		01/25/36	1,743		1,721,180
Fieldstone Mortgage Investment Corp.

Series 2005-1, Class M1(a)	5.85	†	03/25/35	5,000	@	5,015,630

Series 2005-1, Class M8(a)	6.74	†	03/25/35	2,800		2,788,108

						7,803,738

First Franklin Mortgage Loan Asset Backed Certification Trust

Series 2005-FF3, Class M1(a)	5.79	†	04/25/35	15,000	@	15,052,140

Series 2005-FF1, Class M1(a)	5.88	†	12/25/34	6,000	@	6,034,116

Series 2006-FF4, Class M7(a)	6.49	†	03/25/36	4,337		4,351,893

Series 2006-FFH1, Class M7(a)	6.64	†	01/25/36	2,500		2,499,983

Series 2005-FFH3, Class M7(a)	6.89	†	09/25/35	6,450		6,559,456

Series 2004-FFH3, Class M7(a)	7.19	†	10/25/34	6,000		6,143,916

Series 2005-FFH3, Class M10(a)	7.39	†	09/25/35	3,150		2,765,530

Series 2005-FFH3, Class B1*(a)	7.39	†	09/25/35	5,000		4,265,040

Series 2005-FF3, Class B1(a)	7.79	†	04/25/35	2,622		2,281,140

Series 2004-FF5, Class M7(a)	7.89	†	08/25/34	5,000		5,117,410

Series 2004-FF11, Class M8(a)	7.89	†	01/25/35	7,805		7,937,357

Series 2005-FFH4, Class M8(a)	7.89	†	12/25/35	11,730		12,163,365

Series 2005-FFH4, Class M10(a)	7.89	†	12/25/35	4,291		3,871,924

Series 2004-FF5, Class M9(a)	8.39	†	08/25/34	2,750		2,649,875

Series 2005-FF4, Class M9(a)	8.39	†	05/25/35	4,000		3,536,364

Series 2004-FF11, Class M9(a)	8.49	†	01/25/35	8,555		8,159,793

Series 2004-FF6, Class B3(a)	8.89	†	07/25/34	2,500		2,540,318

Series 2004-FF8, Class B4*(a)	8.89	†	10/25/34	2,300		2,211,558

Series 2005-FF1, Class B4*(a)	8.89	†	12/25/34	2,549		2,433,382

Series 2004-FF3, Class B2(a)	8.89	†	05/25/34	5,000		5,041,300

						105,615,860

Fremont Home Loan Trust

Series 2005-A, Class M1(a)	5.82	†	01/25/35	10,000	@	10,066,200

Series 2005-1, Class B1(a)	8.64	†	06/25/35	2,000		1,900,618

Series 2005-1, Class B2(a)	8.64	†	06/25/35	3,000		2,714,649

Series 2005-1, Class B3(a)	8.64	†	06/25/35	2,000		1,735,326

						16,416,793

Green Tree Financial Corp.

Series 1998-8, Class M2	7.08		09/01/30	9,000		1,845,000

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount	Value

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Corp.

Series 2006-OPT2, Class M6(a)	6.00	%†	01/25/36	$1,666	$1,674,565

Series 2006-OPT3, Class M7(a)	6.39	†	02/25/36	2,500	2,505,888

Series 2006-OPT1, Class M7(a)	6.59	†	12/25/35	5,000	5,024,985

Series 2006-OPT2, Class M7(a)	6.64	†	01/25/36	1,500	1,507,547

					10,712,985

Lehman ABS Manufactured Housing Contract

Series 2002-A, Class A(a)	5.82	†	06/15/33	9,619 @	9,615,358

Series 2002-A, Class M1	6.62	†	06/15/33	3,995	4,038,985

					13,654,343

Lehman Brothers Small Balance Commercial

Series 2005-1A, Class M1*	5.74	†	02/25/30	2,343	2,363,131

Series 2005-1A, Class B*	6.34	†	02/25/30	1,443	1,451,335

					3,814,466

Long Beach Asset Holdings Corp.

Series 2006-3, Class N2*	7.39		05/25/46	1,950	1,950,000
Morgan Stanley Home Equity Loans

Series 2005-1, Class M2(a)	5.86	†	12/25/34	5,000	5,027,445
Option One Mortgage Loan Trust

Series 2006-1, Class M7(a)	6.54	†	01/25/36	3,500	3,516,860

Series 2006-1, Class M8(a)	6.79	†	01/25/36	10,000	10,047,670

Series 2005-5, Class M8(a)	6.94	†	12/25/35	4,000	4,081,556

Series 2005-4, Class M9(a)	7.04	†	11/25/35	7,000	7,049,413

Series 2005-5, Class M10(a)	7.64	†	12/25/35	2,947	2,542,910

Series 2006-1, Class M9(a)	7.69	†	01/25/36	2,500	2,532,000

Series 2005-4, Class M10(a)	7.89	†	11/25/35	12,000	11,186,256

Series 2006-1, Class M10*(a)	7.89	†	01/25/36	900	820,943

Series 2005-1, Class M9(a)	8.39	†	02/25/35	3,000	2,842,911

Series 2005-1, Class M8(a)	8.64	†	02/25/35	2,000	1,931,612

Series 2005-2, Class M8(a)	8.64	†	05/25/35	6,000	5,979,546

Series 2004-1, Class M7*(a)	8.89	†	01/25/34	4,800	4,720,373

					57,252,050

Park Place Securities Inc

Series 2005-WHQ2, Class M10(a)	7.89	†	05/25/35	4,750	4,322,481
Park Place Securities NIM Trust

Series 2004-WHQ2, Class B*	5.00		02/25/35	1,836	1,826,779
Porter Square CDO

Series 1A, Class C*	8.63	†	08/15/38	2,000	2,055,000
Quest Mortgage Securities Trust

Series 2005-X1, Class M7*(a)	7.69	†	03/25/35	5,130	4,904,169
Quest Trust

Series 2005-X2, Class M1*(a)	6.89	†	12/25/35	5,761	5,781,918
Residential Asset Mortgage Products, Inc.

Series 2006-RZ1, Class M6(a)	6.09	†	03/25/36	4,250	4,287,366
Residential Asset Securities Corp.

Series 2006-KS3, Class M7(a)	6.44	†	04/25/36	3,000	3,007,323

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Sail Net Interest Margin Notes

Series 2004-BNCA, Class B*	6.75%		09/27/34	$906		$842,303

Series 2004-BN2A, Class B*	7.00		12/27/34	662		555,881

						1,398,184

Securitized Asset Backed Receivables Trust

Series 2005-OP1, Class M1(a)	5.80	†	01/25/35	10,214	@	10,257,777

Series 2005-FR1, Class M1(a)	5.84	†	12/25/34	7,500	@	7,539,075

Series 2006-OP1, Class B1(a)	6.59	†	10/25/35	8,967		9,043,937

Series 2005-OP1, Class B4*(a)	8.89	†	01/25/35	5,500		5,182,084

						32,022,873

Sequoia Mortgage Trust

Series 2005-3, Class B1(a)	5.75	†	05/20/35	6,208	@	6,215,071

Series 2004-3, Class M1(a)	5.88	†	05/20/34	9,800	@	9,799,814

Series 2004-10, Class B1(a)	5.88	†	11/20/34	3,681		3,690,887

Series 2004-9, Class B1(a)	5.89	†	10/20/34	6,439	@	6,460,798

Series 2004-3, Class M2(a)	6.28	†	05/20/34	2,000		2,000,062

						28,166,632

SG Mortgage Securities Trust

Series 2005-OPT1, Class M7(a)	6.52	†	10/25/35	1,000		1,002,979

Series 2005-OPT1, Class M9(a)	7.04	†	10/25/35	1,087		1,074,696

						2,077,675

Soundview Home Equtiy Loan Trust

Series 2005-A, Class A(a)	5.56	†	04/25/35	3,776	@	3,776,679

Series 2005-DO1, Class M1(a)	5.81	†	05/25/35	3,500		3,511,270

Series 2005-OPT1, Class M7(a)	6.39	†	06/25/35	3,250		3,239,847

Series 2006-OPT2, Class M6(a)	6.39	†	05/25/36	10,000		10,017,610

Series 2006-OPT3, Class M6(a)	6.39	†	06/25/36	6,000		6,010,320

Series 2006-OPT1, Class M6(a)	6.49	†	03/25/36	3,000		3,010,542

Series 2005-OPT1, Class M8(a)	7.14	†	06/25/35	7,500		7,541,820

Series 2006-OPT3, Class M8(a)	7.39	†	06/25/36	11,000		11,000,000

Series 2005-4, Class M10*(a)	7.89	†	03/25/36	1,500		1,364,817

Series 2006-OPT3, Class M9*(a)	7.89	†	06/25/36	2,000		1,802,813

Series 2005-A, Class M11*(a)	8.39	†	04/25/35	3,725		3,185,370

Series 2005-OPT1, Class M9(a)	8.64	†	06/25/35	2,500		2,501,075

Series 2005-DO1, Class M10(a)	8.64	†	05/25/35	1,100		991,837

Series 2005-DO1, Class M11(a)	8.64	†	05/25/35	3,078		2,752,280

						60,706,280

Structured Asset Investment Loan Trust

Series 2005-9, Class M7(a)	6.64	†	11/25/35	7,464		7,500,738

Series 2004-8, Class B1(a)	7.89	†	09/25/34	4,803		4,623,238

						12,123,976

Structured Asset Securities Corp.

Series 2005-S4, Class A(b)	4.50/4.50		08/25/35	5,463		5,361,194

Series 2005-WF1, Class M2(a)	5.86	†	02/25/35	6,100	@	6,122,991

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)

Series 2006-WF1, Class M7(a)	6.34	%†	02/25/36	$3,438		$3,447,802

Series 2004-GEL3, Class M1(a)	6.44	†	08/25/34	8,534	@	8,608,297

Series 2002-HF1, Class B*(a)	9.54	†	01/25/33	2,418		2,128,015

						25,668,299

UCFC Home Equity Loan

Series 1998-D, Class BF1	8.97		04/15/30	37		37,071
Vanderbilt Mortgage Finance

Series 1998-D, Class 2B2(a)	8.09	†	07/07/15	3,661		3,661,858
Wells Fargo Home Equity Trust

Series 2005-2, Class M8(a)	6.57	†	10/25/35	2,576		2,589,176

Series 2005-2, Class M10(a)	7.89	†	10/25/35	8,737		8,269,204

						10,858,380

Total Asset-Backed Securities

(Cost – $632,764,225)						640,049,662

COMMERCIAL MORTGAGE BACKED SECURITIES – 2.1%
Commercial Mortgage Pass Through Certificates

Series 2005-FL11, Class F*	5.82	†	11/15/17	9,307	@	9,308,676
CS First Boston Mortgage Securities Corp.

Series 2005-CN2A, Class E*	6.09	†	11/15/19	5,000		5,002,750

Total Commercial Mortgage Backed Securities

(Cost – $14,307,142)						14,311,426

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 21.2%

Subordinated Collateralized Mortgage Obligations – 21.2%
Bella Vista Mortgage Trust

Series 2005-1, Class B1(a)	5.90	†	01/22/45	8,553	@	8,589,941
Countrywide Home Loans

Series 2004-29, Class 1A2(a)	5.84	†	02/25/35	2,298	@	2,309,525

Series 2004-29, Class 1B1(a)	6.24	†	02/25/35	4,026	@	4,044,794

Series 2005-7, Class IB2(a)	6.89	†	03/25/35	980		980,952

Series 2005-9, Class B1(a)	7.34	†	05/25/35	2,994		2,945,422

						10,280,693

G3 Mortgage Reinsurance Ltd.

Series 1, Class E*	25.39	†	05/25/08	2,101		2,269,301
Harborview Mortgage Loan Trust

Series 2005-2, Class B1(a)	5.84	†	05/19/35	9,970	@	9,982,749

Series 2005-1, Class B1(a)	5.87	†	03/19/35	9,886	@	9,972,716

Series 2004-11, Class B2(a)	6.52	†	01/19/35	14,924		15,087,810

Series 2005-2, Class B4*(a)	6.60	†	05/19/35	1,358		1,233,881

Series 2004-8, Class B4(a)	6.62	†	11/19/34	2,917		2,646,995

Series 2004-10, Class B4(a)	6.87	†	01/19/35	1,891		1,779,128

Series 2005-1, Class B4*(a)	7.12	†	03/19/35	8,675		7,807,938

						48,511,217

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
RESI Finance LP

Series 2005-C, Class B4*	6.00	%†	09/10/37	$5,551	$5,562,901

Series 2004-B, Class B3*	6.25	†	02/10/36	6,066	6,166,074

Series 2005-D, Class B6*	7.62	†	12/15/37	2,068	2,081,794

					13,810,769

Resix Financial Ltd. Credit-Linked Note

Series 2005-B, Class B7*	8.45	†	06/10/37	5,774	5,740,883

Series 2005-C, Class B7*	8.45	†	09/10/37	4,943	4,924,992

Series 2006-1, Class B7*	8.64	†	12/25/37	891	891,009

Series 2004-C, Class B7*	8.85	†	09/10/36	3,800	3,832,710

Series 2005-C, Class B8*	9.10	†	09/10/37	3,460	3,451,079

Series 2005-B, Class B8*	9.25	†	06/10/37	1,724	1,716,607

Series 2004-B, Class B7*	9.35	†	02/10/36	1,724	1,745,350

Series 2004-A, Class B7*	9.60	†	02/10/36	1,664	1,680,631

Series 2005-D, Class B7*	9.62	†	12/15/37	2,653	2,681,958

Series 2006-1, Class B9*	10.39	†	12/25/37	847	846,683

Series 2003-D, Class B7*	11.10	†	12/10/35	4,571	4,675,298

Series 2005-D, Class B8*	11.12	†	12/15/37	2,472	2,505,383

Series 2003-C, Class B7*	11.35	†	09/10/35	4,795	4,890,338

Series 2003-CB1, Class B7*	11.35	†	06/10/35	2,862	2,897,067

Series 2006-1, Class B10*	12.64	†	12/25/37	423	423,341

					42,903,329

Structured Adjustable Rate Mortgage Loan Trust

Series 2005-5, Class A3	5.62	†	05/25/35	3,326 @	3,329,859

Series 2005-7, Class B42	6.69	†	03/25/35	1,061	1,054,778

Series 2005-7, Class B52	6.69	†	03/25/35	757	718,158

					5,102,795

Washington Mutual

Series 2005-AR2, Class B10(a)	6.17	†	01/25/45	8,839	7,824,832

Series 2005-AR1, Class B2(a)	6.34	†	01/25/45	4,998	5,044,038

					12,868,870

Total Subordinated Collateralized Mortgage Obligations

(Cost – $142,989,008)					144,336,915

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $142,989,008)					144,336,915

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2006			Notional
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

INTEREST ONLY SECURITIES – 2.8%
Countrywide Alternative Loan Trust

Series 2005-56, Class 1X	1.157%	11/25/35	$230,752	$7,355,219
Residential Accredit Loans, Inc.

Series 2006-Q01, Class X3	1.03	02/25/46	207,196	11,784,256

Total Interest Only Securities

(Cost – $19,927,655)				19,139,475

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 1.9%
Federal Home Loan Discount Notes(c)

(Cost – $12,487,458)	5.16%	08/08/06	$12,500	12,487,458

Total Investments – 122.1%

(Cost – $822,475,488)				830,324,936

Liabilities in Excess of Other Assets – (22.1)%				(150,037,137)

NET ASSETS – 100.0%				$680,287,799

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	—	Variable Rate Security – Interest Rate is in effect as of July 31, 2006.
(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)	—	Zero Coupon Note – Interest rate represents current yield to maturity.
CDO	—	Collateralized Debt Obligation

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Assets and Liabilities
July 31, 2006

Assets:

Investments in securities, at market (cost $822,475,488) (Note 2)	$830,324,936

Cash	657,689

Interest receivable	2,393,602

Prepaid expenses	40,842

Total assets	833,417,069

Liabilities:

Reverse repurchase agreements (Note 5)	150,089,000

Interest payable for reverse repurchase agreements (Note 5)	466,020

Payable for investments purchased	2,302,279

Investment advisory fee payable (Note 3)	186,918

Administration fee payable (Note 3)	5,500

Accrued expenses	79,553

Total liabilities	153,129,270

Net Assets (equivalent to $10.25 per share based on 66,396,970 shares issued and outstanding)	$680,287,799

Composition of Net Assets:

Capital stock, at par value ($0.01) (Note 6)	$663,970

Additional paid-in capital	670,970,827

Accumulated net realized gains	803,554

Net unrealized appreciation	7,849,448

Net assets applicable to capital stock outstanding	$680,287,799

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Operations
For the Year Ended July 31, 2006

Investment Income (Note 2):

Interest	$60,936,470

Expenses:

Investment advisory fee (Note 3)	2,642,706

Administration fee (Note 3)	4,647

Custodian	130,795

Insurance	99,298

Accounting and tax services	57,915

Legal	54,507

Directors’ fees	28,684

Transfer agency	16,807

Reports to shareholders	15,180

Miscellaneous	1,286

Total operating expenses	3,051,825

Interest expense on reverse repurchase agreements (Note 5)	9,150,450

Total expenses	12,202,275

Less expenses waived by the investment advisor (Note 3)	(409,119)

Net expenses	11,793,156

Net investment income	49,143,314

Realized and Unrealized Gain on Investments (Note 2):

Net realized gain on:

Investment transactions	2,649,988

Net change in unrealized appreciation on investments	6,626,173

Net realized and unrealized gain on investments	9,276,161

Net increase in net assets resulting from operations	$58,419,475

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	July 31, 2006	July 31, 2005

Increase in Net Assets Resulting from Operations:

Net investment income	$49,143,314	$33,771,541

Net realized gain on investments	2,649,988	4,271,056

Net change in unrealized appreciation on investments	6,626,173	4,216,233

Net increase in net assets resulting from operations	58,419,475	42,258,830

Dividends to Shareholders (Note 2):

Net investment income	(49,666,650)	(34,159,779)

Net realized gains	(1,323,098)	(4,874,683)

Total dividends	(50,989,748)	(39,034,462)

Capital Stock Transactions (Note 6):

Net proceeds from sale of shares (7,590,597 and 8,607,797 shares, respectively)	77,500,000	90,000,000

Issued to shareholders in reinvestment of distributions (4,894,884 and 3,846,897 shares, respectively)	49,384,073	39,034,462

Cost of shares redeemed (1,146,813 and - shares, respectively)	(11,594,296)	—

Net increase from capital stock transactions	115,289,777	129,034,462

Total increase in net assets	122,719,504	132,258,830

Net Assets:

Beginning of year	557,568,295	425,309,465

End of year	$680,287,799	$557,568,295

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Cash Flows
For the Year Ended July 31, 2006

Increase (Decrease) in Cash:

Cash flows used in operating activities:

Net increase in net assets resulting from operations	$58,419,475

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of long-term portfolio investments	(371,322,723)

Proceeds from disposition of long-term portfolio investments and principal paydowns	330,642,561

Purchases of short-term portfolio investments, net	(12,039,000)

Increase in interest receivable	(1,080,470)

Increase in prepaid expenses and other assets	(32,212)

Increase in interest payable for reverse repurchase agreements	61,925

Increase in payable for investments purchased	2,302,279

Increase in investment advisory fee payable	35,393

Increase in accrued expenses and other liabilities	71,840

Net accretion and paydown losses on investments	(3,998,444)

Unrealized appreciation on investments	(6,626,173)

Net realized gain on investment transactions	(2,649,988)

Net cash used in operating activities	(6,215,537)

Cash flows provided by financing activities:

Proceeds from shares sold	77,500,000

Payment for shares redeemed	(11,594,296)

Net cash used for reverse repurchase agreements	(58,112,000)

Dividends paid to shareholders, net of reinvestments	(1,605,675)

Net cash provided by financing activities	6,188,029

Net decrease in cash	(27,508)

Cash at beginning of year	685,197

Cash at end of year	$657,689

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of reinvestment of dividends of $49,384,073.
Interest payments for the year ended July 31, 2006, totaled $9,088,525.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Financial Highlights

	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	July 31, 2006	July 31, 2005	July 31, 2004*

Per Share Operating Performance:

Net asset value, beginning of year	$10.13	$9.98	$10.00

Net investment income	0.77	0.70	0.33	**

Net realized and unrealized gain (loss) on investments	0.15	0.24	(0.12)

Net increase in net asset value resulting from operations	0.92	0.94	0.21

Dividends from net investment income	(0.78)	(0.70)	(0.23)

Dividends from net realized gains	(0.02)	(0.09)	0.00	+

Total dividends	(0.80)	(0.79)	(0.23)

Net asset value, end of year	$10.25	$10.13	$9.98

Total Investment Return	9.43%	9.63%	2.10%	(1)

Ratios to Average Net Assets/Supplementary Data:

Net assets, end of year (000’s)	$680,288	$557,568	$425,309

Operating expenses	0.47%	0.49%	0.56%	(2)

Interest expense	1.42%	0.91%	0.20%	(2)

Total expenses	1.89%	1.40%	0.76%	(2)

Total expenses including fee waiver and excluding interest expense	0.41%	0.41%	0.41%	(2)

Net investment income	7.62%	7.23%	5.65%	(2)

Portfolio turnover rate	40%	59%	14%	(1)

+	Rounds to less than $0.01.

(1)	Not Annualized

(2)	Annualized

*	Commenced operations on December 17, 2003

**	Calculated based on the average shares outstanding during the period.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2006

1.     The Fund

Hyperion Collateralized Securities Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Brookfield Asset Management, Inc. (the “Adviser”).

The Fund’s investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund’s investment objective will be met.

2.     Significant Accounting Policies

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2006

3.     Management Agreement and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Adviser as described in the Proxy Statements to Stockholders dated April 6, 2005 (the “Transaction”) the Fund entered into a Management Agreement (the “New Management Agreement”) with the Adviser on April 28, 2005. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The New Management Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the New Management Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The New Management Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services which are equal to 0.41% for the Fund’s first five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Adviser has contractually agreed to waive 0.01% of its management fee, based on the Fund’s average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Adviser will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the year ended July 31, 2006, the Adviser earned $2,642,706 in investment advisory fees, of which the Adviser has waived $409,119 of its fee.

Under the New Management Agreement, the Adviser will also serve as the administrator of the Fund. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee which is included as part of the monthly fee discussed above. The Adviser is responsible for any fees due the Sub-Administrator, except for NQ filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser of Administrator.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended July 31, 2006, were $371,304,605 and $330,163,635 respectively.

5.     Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2006

At July 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$2,008,000	Bank of America, 5.33%, dated 06/15/06, maturity date 08/15/06	$2,026,135

3,966,000	Bank of America, 5.53%, dated 06/15/06, maturity date 08/15/06	4,003,163

9,114,000	Bank of America, 5.42%, dated 06/16/06, maturity date 08/15/06	9,192,213

8,652,000	Bear Stearns, 5.52%, dated 07/18/06, maturity date 08/28/06	8,706,343

9,539,000	Greenwich Capital, 5.46%, dated 06/22/06, maturity date 08/18/06	9,621,450

5,723,000	Greenwich Capital, 5.51%, dated 06/29/06, maturity date 08/18/06	5,766,765

6,305,000	Greenwich Capital, 5.50%, dated 07/20/06, maturity date 08/21/06	6,335,824

8,381,000	Greenwich Capital, 5.50%, dated 07/20/06, maturity date 08/21/06	8,421,974

5,716,000	Greenwich Capital, 5.46%, dated 06/22/06, maturity date 08/18/06	5,765,406

9,409,000	Greenwich Capital, 5.50%, dated 07/20/06, maturity date 08/21/06	9,455,000

9,482,000	Greenwich Capital, 5.50%, dated 07/20/06, maturity date 08/21/06	9,528,356

9,184,000	Lehman Brothers, Inc., 5.45%, dated 07/25/06, maturity date 08/29/06	9,232,662

8,267,000	Lehman Brothers, Inc., 5.45%, dated 07/25/06, maturity date 08/29/06	8,310,804

14,321,000	Lehman Brothers, Inc., 5.45%, dated 07/25/06, maturity date 08/29/06	14,396,881

4,119,000	Lehman Brothers, Inc., 5.46%, dated 07/13/06, maturity date 08/28/06	4,147,737

9,757,000	Lehman Brothers, Inc., 5.45%, dated 07/25/06, maturity date 08/29/06	9,808,699

7,165,000	Lehman Brothers, Inc., 5.45%, dated 07/25/06, maturity date 08/29/06	7,202,965

3,156,000	Lehman Brothers, Inc., 5.45%, dated 07/25/06, maturity date 08/29/06	3,172,722

4,555,000	Lehman Brothers, Inc., 5.49%, dated 06/26/06, maturity date 08/28/06	4,598,799

5,570,000	Lehman Brothers, Inc., 5.49%, dated 06/26/06, maturity date 08/28/06	5,623,559

5,700,000	Morgan Stanley, Inc., 5.43%, dated 06/15/06, maturity date 08/15/06	5,752,475

$150,089,000

	Maturity Amount, Including Interest Payable	$151,069,932

	Market Value of Assets Sold Under Agreements	$157,578,492

	Weighted Average Interest Rate	5.47%

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2006, was approximately $202,678,365 at a weighted average interest rate of 4.51%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $277,143,823 as of January 10, 2006 which was 29.89% of total assets.

6.     Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 66,396,970 shares outstanding at July 31, 2006, the Adviser owned 10,067 shares (Note 10). On March 29, 2006, the Fund purchased 1,146,813 shares of its common stock to provide liquidity to the Fund’s shareholders since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $11,594,296.

7.     Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ending July 31, 2006 and 2005 was as follows:

Distributions paid from:	2006	2005

Ordinary income	$49,143,314	$34,159,779

Long-term capital gain	1,846,434	4,874,683

	$50,989,748	$39,034,462

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2006

At July 31, 2006, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Undistributed long-term capital gains	$803,554

Unrealized appreciation	$7,849,448

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at July 31, 2006 was $822,475,488. Net unrealized appreciation was $7,849,448 (gross appreciation — $17,584,721; gross unrealized depreciation — $(9,735,273)).

Capital Account Reclassifications: At July 31, 2006, the Fund’s undistributed net investment income was increased by $523,336 with an offsetting decrease in accumulated net realized gains. These adjustments were primarily the result of reclassification of income distributions to realized gains distributions in order to present undistributed net investment income and realized gains on a tax basis.

8.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.     Change in Independent Registered Public Accounting Firm

On March 21, 2006, the Board of Directors determined not to retain Holtz Rubenstein Reminick LLP (“HRR”) as the Fund’s Independent Registered Public Accounting Firm. The Audit Committee of the Fund then submitted a recommendation to the Board of Directors to engage Briggs, Bunting & Dougherty, LLP (“BBD”) as the Fund’s Independent Registered Public Accounting Firm for the fiscal year ended July 31, 2006. HRR had served as the Fund’s Independent Registered Public Accounting Firm for the year ended July 31, 2005. During the fiscal year ended July 31, 2005, HRR’s audit report contained no adverse opinion or disclaimer of opinion; nor was their report qualified as to uncertainty, audit scope or accounting principles. Further, during the fiscal year ended July 31, 2005, there were no disagreements between the Fund and HRR on accounting principles or practices, financial statement disclosure or audit scope, which, if not resolved to the satisfaction of HRR, would have caused them to make reference to the disagreement in their report.

During the two most recent fiscal years and through March 21, 2006, the date the Board of Directors approved BBD as the Fund’s auditor, the Fund did not consult BBD regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

The Fund provided HRR with a copy of these disclosures and has requested HRR to furnish the Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the Fund herein and, if not, detailing the particular statements with which it does not agree.

10.	Subsequent Events

In July 2006, the Fund became aware that it had issued and had outstanding approximately 66,208,523 shares, which was in excess of the 50 million shares that were authorized for issuance by the Fund’s Articles of Incorporation (the “Overissued Shares”). By unanimous consent dated July 31, 2006, the Directors of the Fund approved an amendment to the Fund’s Articles of Incorporation to increase the number of authorized shares from 50 million to 200 million, and recommended that the shareholders approve the amendment. The Directors also determined to conduct a rescission offer to provide stockholders the opportunity to exchange Overissued Shares for validly authorized and issued shares or to rescind their purchase of Overissued Shares.

At a special shareholders meeting held on August 30, 2006, the Fund’s shareholders approved, among other items, the amendment to the Fund’s Articles of Incorporation to increase the number of authorized shares from 50 million to 200 million. No shareholder tendered any shares under the rescission offer prior to its expiration at 4 p.m. on August 30, 2006.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2006

On June 30, 2006, the Fund commenced a tender offer, open to all shareholders, offering to purchase for cash 2,062,868 of its issued and outstanding shares at net asset value (the “Offer”). The Offer, originally scheduled to expire on July 31, 2006, was extended and expired on August 31, 2006. Pursuant to the Offer, 2,010,873 shares were tendered, all of which were accepted by the Fund for repurchase and retired.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Hyperion Collateralized Securities Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Hyperion Collateralized Securities Fund, Inc. as of July 31, 2006, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2005 and the financial highlights for the year and period in the two-year period ended July 31, 2005 have been audited by other auditors, whose reports dated September 15, 2005 and September 15, 2004 expressed unqualified opinions on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hyperion Collateralized Securities Fund, Inc. as of July 31, 2006, the results of its operations, changes in its net assets, its cash flows and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Briggs, Bunting & Dougherty, LLP

Philadelphia, Pennsylvania
September 13, 2006

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s) During Past 5 Years	Portfolios in Fund
Name, Address	Office and Length of	and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 75	Director, Member of the Audit Committee Elected since November 2003	Director of other investment company advised by the Advisor or by its affiliates; Director of Crystal River Capital, Inc. (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank; Director of Midtown Alliance; Chairman of the Board of U.S. Disabled Athletes Fund; Trustee and Vice Chairman of the Board of Oglethorpe University; Chairman and President of the Board of Trustees of Asheville School; Trustee of the Tull Foundation; Member of Advisory Board of Directors of Wachovia Bank, NA.	2

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	Director and Chairman of the Board Elected since November 2003	Managing Partner of Brookfield Asset Management, Inc. (2006-Present); Managing Partner (2005-Present), President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President and Director of Crystal River Capital, Inc. (2005-Present); President of several investment companies advised by the Advisor (1995-Present); Co-Chairman (2003- 2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 70	Director, Member of the Audit Committee Elected since June 2004	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President, of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	4
Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 63	Director, Member of the Audit Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Service Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995- Present); Trustee of Excelsior Funds (33) (1994-Present).	4

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	President	Elected since November 2003	Please see “Information Concerning Directors and Officers”
John H. Dolan* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	Vice President	Elected since November 2003	Managing Partner (2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River Capital, Inc. (2005-Present)); Board of Managers of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1995-2006).
Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 47	Treasurer	Elected since November 2003	Managing Director, Chief Operating Officer (1998-Present) and Chief Financial Officer (2000-Present) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).
Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 34	Interim Chief Compliance Officer (“CCO”)	Elected Interim CCO since August 2006**	Vice President, Compliance Officer (July 2005- August 2006), Assistant General Counsel (July 2006-Present) and Interim Chief Compliance Officer (August 2006-Present) of the Advisor; Interim Chief Compliance Officer of several investment companies advised by the Advisor (August 2006-Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney of the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

**	Daniel S. Kim served as the Secretary and CCO of the Fund and the Advisor until August 2006.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Additional Information

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Clifford E. Lai
President, Director and Chairman of the Board

Robert F. Birch*
Director

Rodman L. Drake*
Director

Harald R. Hansen*
Director

John H. Dolan
Vice President

Thomas F. Doodian
Treasurer

Josielyne K. Pacifico
Interim CCO

* Audit Committee Members

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Brookfield Asset Management Inc.

Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.
     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Josielyne Pacifico at 1-800-HYPERION or by writing to Ms. Pacifico at Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that two members serving on the Registrant’s audit committee are audit committee financial experts. Their names are Rodman L. Drake and Robert F. Birch. Mr. Drake and Mr. Birch are each independent.
Item 4. Principal Accountant Fees and Services.
     Audit Fees
     For the fiscal year ended July 31, 2006, Briggs Bunting & Dougherty, LLP (“BBD”) billed the Registrant aggregate fees of $40,000 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
     For the fiscal year ended July 31, 2005, Holtz Rubenstein Reminick LLP (“HRR”) billed the Registrant aggregate fees of $37,500 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
     Tax Fees
     In the fiscal year ended July 31, 2006, HRR and Schwartz & Hofflich, LLP (“S&H”) billed the Registrant aggregate fees of $6,280 and $1,440, respectively, for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     In the fiscal year ended July 31, 2005, S&H billed the Registrant aggregate fees of $4,225 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     Non-Audit Fees
     In the fiscal years ended July 31, 2006 and July 31, 2005, S&H billed the Adviser aggregate fees of $300.00 and $370.00, respectively.

Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
POLICIES AND PROCEDURES FOR VOTING PROXIES
Purpose. The purpose of this document is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Fund. These policies and procedures are to be implemented by the investment adviser or sub-adviser, if any, (the “Adviser”) to the Fund.
Definition of Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter
Policy for Voting Proxies.
Fiduciary Considerations. Proxies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.
Management Recommendations. Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight.
The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.
     4. Conflicts of Interest. The Fund recognizes that under certain circumstances its Adviser may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager (see below). The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Board of Directors. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and the Adviser shall follow the instructions of the Board of Directors. The proxy manager shall keep a record of all materiality decisions and report them to the Board of Directors on a quarterly basis.
     5. Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.
Non-routine Proposals.
Guidelines on Anti-takeover Issues. Because anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.” During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast.
Guidelines on Social and Political Issues. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the proxy manager.
Proxy Manager Approval. Votes on non-routine matters (including the matters in paragraph 6 and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the proxy manager. The chief investment officer or his delegatee shall be the proxy manager.
Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.
Report to the Board. On a quarterly basis, the proxy manager or his designee will report in writing to the Board of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Portfolio Manager
As of October 6, 2006, Michelle Russell-Dowe is responsible for the day to day management of the Fund’s portfolio. Ms. Russell-Dowe is a Managing Director of the Adviser and a Senior Portfolio Manager with over 12 years of industry experience. She joined the Adviser in 1999, and as head of the RMBS and ABS investment team, Ms. Russell-Dowe is responsible for the Adviser’s RMBS and ABS exposures and the establishment of RMBS and ABS portfolio objectives and strategies. Prior to joining the Adviser, she was a Vice-President in the RMBS Group at Duff & Phelps Credit Rating Company, and was responsible for the rating and analysis of RMBS transactions.

Management of Other Accounts
The portfolio manager listed below manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The table below shows the number of other accounts managed by Ms. Russell-Dowe and the total assets in each of the following categories: (a) registered investment companies; (b) other pooled investment vehicles; and (c) other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

				# of Accounts	Total Assets with
		Total # of Accounts		Managed with	Advisory Fee Based
Name of		Managed as of July		Advisory Fee Based	on Performance
Portfolio Manager	Type of Accounts	31, 2006	Total Assets	on Performance	($million)
	Registered
	Investment Company	0	$0	None	None
Michelle Russell-Dowe	Other Pooled
	Investment Vehicles	0	$0	None	None
	Other Accounts	7	$3.8 billion	None	None
Share Ownership
The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio manager as of July 31, 2006.

Dollar Range of Securities Owned
Michelle Russell-Dowe	$1 — $10,000
Portfolio Manager Material Conflict of Interest
Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers of the Fund.
These potential conflicts include:
Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.
The Adviser and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is, however, no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may appear.
Portfolio Manager Compensation
The Fund’s portfolio manager is compensated by the Adviser. The compensation structure of the Adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) if applicable, long-term stock-based compensation consisting generally of restricted stock units of the Adviser’s indirect parent company, Brookfield Asset Management, Inc. The portfolio managers also receive certain retirement, insurance and other benefits that are broadly available to all of the Adviser’s employees. Compensation of the portfolio managers is reviewed on an annual basis.
The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities, the total return performance of funds and accounts managed by the portfolio manager on an absolute basis and versus appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their subordinates and the teamwork displayed in working with other members of the firm. Since the portfolio managers are responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted between performance, management and teamwork. Base compensation for the Adviser’s portfolio managers varies in line with the portfolio manager’s seniority and position. The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the Adviser and supervising various departments) will include consideration of the scope of such responsibilities and the portfolio manager’s performance in meeting them. The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in the portfolio manager’s performance and other factors as described herein.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: October 6, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: October 6, 2006

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: October 6, 2006